U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.


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1. Name and address of issuer:

The Equitable Life Assurance Society of the United States
1290 Avenue of the Americas, New York, NY 10104
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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Separate Account No. 49 of The Equitable Life Assurance Society of the United States

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3. Investment Company Act File Number:   811-07659

   Securities Act File Number: 333-05593
   File Nos. 333-31131, 333-64749, 333-79379, 333-96177, and 333-60730 also rely on this filing.

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4(a). Last day of fiscal year for which this form is filed: December 31, 2003

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4(b).[ ] Check  box if  this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year): (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[ ] Check  box if this is the last  time the  issuer  will be  filing  this
     Form.

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5. Calculation of registration fee:

   (i)    Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                                     $11,491,687,589
                                                                 --------------

   (ii)   Aggregate price of securities redeemed
          or repurchased during the fiscal year:  $ 5,372,066,386
                                                    -------------

   (iii)  Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used
          to reduce registration fees payable to
          the Commission:                         $
                                                    --------------

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   (iv)   Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                        -$ 5,372,066,386
                                                                  -------------

   (v)    Net sales -- if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                      $ 6,119,621,202
                                                                  -------------

   (vi)   Redemption credits available for use
          in future years --- if Item 5(i)        $(          )
          is less than Item 5(iv) [subtract Item    ----------
          5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining
          registration fee (See Instruction C.9):               x     0.0001267
                                                                  -------------

  (viii)  Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due)                                         = $       775,356
                                                                  -------------

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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:                  . If there is a number
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of shares or other units that were  registered  pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:                   .
      ------------------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 + $ 0
                                                                     ----------

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:
                                                                 = $    775,356
                                                                     ----------

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

              Method of Delivery:
                                   [X]  Wire Transfer
                                   [  ] Mail or other means

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Rosemarie Albrizio
                         -------------------------------------------------------
                              Rosemarie Albrizio, Vice President
                         -------------------------------------------------------

Date  March 29, 2004
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   *Please print the name and title of the signing officer below the signature doc. No. 60323